Poplar Forest Cornerstone Fund
Schedule of Investments
at June 30, 2023 (Unaudited)

Shares/PAR		Value
	COMMON STOCKS - 60.8%
	Air Freight & Logistics - 2.3%
2,900	FedEx Corp.	$718,910

	Banks - 4.3%
16,300	Citigroup, Inc.	750,452
14,200	Wells Fargo & Co.	606,056
		1,356,508
	Biotechnology - 2.8%
4,000	United Therapeutics Corp. (a)	883,000

	Chemicals - 2.5%
14,600	Dow, Inc.	777,596

	Consumer Finance - 1.3%
15,200	Ally Financial, Inc.	410,552

	Consumer Staples Distribution - 2.2%
4,900	Dollar Tree, Inc. (a)	703,150

	Diversified Telecommunication Services - 2.1%
41,700	AT&T, Inc.	665,115

	Entertainment - 1.2%
29,600	Warner Bros. Discovery, Inc. (a)	371,184

	Financial Services - 5.7%
4,021	Apollo Global Management, Inc.	308,853
29,700	Equitable Holdings, Inc.	806,652
12,400	Fidelity National Information Services, Inc.	678,280
		1,793,785
	Food Products - 2.4%
15,000	Tyson Foods, Inc.	765,600

	Gas Utilities - 2.5%
15,200	National Fuel Gas Co.	780,672

	Health Care Providers & Services - 5.3%
4,600	AmerisourceBergen Corp.	885,178
11,400	CVS Health Corp.	788,082
		1,673,260
	Hotels, Restaurants & Leisure - 2.0%
10,800	Las Vegas Sands Corp. (a)	626,400

	Insurance - 3.4%
5,800	Allstate Corp.	632,432
7,900	American International Group, Inc.	454,566
		1,086,998
	IT Services - 4.3%
19,500	DXC Technology Co. (a)	521,040
6,300	International Business Machines Corp.	843,003
		1,364,043
	Machinery - 2.6%
22,500	CNH Industrial NV (c)	324,000
5,800	Oshkosh Corp.	502,222
		826,222
	Oil, Gas & Consumable Fuels - 3.0%
4,000	Chevron Corp.	629,400
8,400	Murphy Oil Corp.	321,720
		951,120
	Pharmaceuticals - 2.4%
6,600	Merck & Co., Inc.	761,574

	Semiconductors & Semiconductor Equipment - 2.5%
23,900	Intel Corp.	799,216

	Software - 1.1%
2,500	VMware, Inc. (a)	359,225

	Specialty Retail - 0.6%
2,600	Advance Auto Parts, Inc.	182,780

	Textiles, Apparel & Luxury Goods - 1.6%
11,800	Tapestry, Inc.	505,040

	Tobacco - 2.7%
8,600	Philip Morris International, Inc.	839,532

	TOTAL COMMON STOCKS (Cost $15,968,567)	19,201,482

	CORPORATE BONDS - 11.8%
	Banks - 2.1%
	Citizens Financial Group, Inc.
$700,000	3.750%, 7/1/24	671,573
	Food Products - 2.3%
	McCormick & Company, Inc.
715,000	3.500%, 9/1/23	712,148
	Gas Utilities - 2.3%
	National Fuel Gas Co.
800,000	3.950%, 9/15/27	735,607
	Pharmaceuticals - 2.5%
	Bristol-Myers Squibb Co.
725,000	6.125%, 5/1/38	786,188
	Specialty Retail - 2.6%
	Dick's Sporting Goods, Inc.
1,000,000	3.150%, 1/15/32	819,792
	TOTAL CORPORATE BONDS (Cost $3,781,696)	3,725,308

	U.S. TREASURY NOTES - 14.0%
	U.S. Treasury Note TIPS
894,327	0.125%, 7/15/24	867,411
889,477	0.250%, 7/15/29	812,252
	U.S. Treasury Notes
310,000	0.500%, 11/30/23	303,903
145,000	0.750%, 12/31/23	141,763
165,000	0.875%, 1/31/24	160,751
165,000	1.500%, 2/29/24	160,783
145,000	2.250%, 3/31/24	141,601
800,000	4.125%, 1/31/25	787,485
300,000	2.625%, 4/15/25	287,760
770,000	3.875%, 2/15/43	749,667
	TOTAL U.S. TREASURY NOTES (Cost $4,579,594)	4,413,376

	U.S. GOVERNMENT AGENCY - 2.5%
	Federal Home Loan Banks
800,000	4.500%, 9/30/27 (e)	791,549
	TOTAL U.S. GOVERNMENT AGENCY (Cost $800,000)	791,549

	PREFERRED STOCK - 1.6%
	Consumer Finance - 1.6%
700,000	Ally Financial, Inc. - Series B, 4.70%	495,687
	TOTAL PREFERRED STOCK (Cost $713,346)	495,687

	SHORT-TERM INVESTMENTS - 9.0%
	MONEY MARKET FUND - 2.4%
747,896	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 4.956% (b)	747,896
	TOTAL MONEY MARKET FUND (Cost $747,896)	747,896

	U.S. TREASURY BILLS - 6.6%
$160,000	4.670%, 7/27/23 (d)	159,465
820,000	5.119%, 8/24/23 (d)	813,870
155,000	4.650%, 9/28/23 (d)	153,066
165,000	4.840%, 10/26/23 (d)	162,260
500,000	5.170%, 11/24/23 (d)	489,647
168,000	4.530%, 4/18/24 (d)	161,030
165,000	4.930%, 6/13/24 (d)	156,871
	TOTAL U.S. TREASURY BILLS (Cost $2,097,267)	2,096,209
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,845,163)	2,844,105

	Total Investments in Securities (Cost $28,688,366) - 99.7%	31,471,507
	Other Assets in Excess of Liabilities - 0.3%	90,253
	NET ASSETS - 100.0%	$31,561,760

	TIPS - Treasury Inflation Protected Securities
(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield at June 30, 2023.
(c)	U.S. traded security of a foreign issuer.
(d)	Rate shown is the discount rate at June 30, 2023.
(e)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest
	rate shown is the rate in effect as of June 30, 2023, and steps up every six months with a terminal rate of 10% as of March 30, 2027.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$1,036,299	$-	$-	$1,036,299
Consumer Discretionary	1,314,220	-	-	1,314,220
Consumer Staples	2,308,282	-	-	2,308,282
Energy	951,120	-	-	951,120
Financials	4,647,843	-	-	4,647,843
Health Care	3,317,834	-	-	3,317,834
Industrials	1,545,132	-	-	1,545,132
Information Technology	2,522,484	-	-	2,522,484
Materials	777,596	-	-	777,596
Utilities	780,672	-	-	780,672
Total Common Stocks	19,201,482	-	-	19,201,482
Corporate Bonds	-	3,725,308	-	3,725,308
U.S. Treasury Notes	-	4,413,376	-	4,413,376
U.S. Government Agency	-	791,549	-	791,549
Preferred Stock	-	495,687	-	495,687
Money Market Fund	747,896	-	-	747,896
U.S. Treasury Bills	-	2,096,209	-	2,096,209
Total Investments in Securities	$19,949,378	$11,522,129	$-	$31,471,507

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.